Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges		Pension and post-employment actuarial changes	Total
Balance, January 1, 2018	$(47,701)	$55,366		$(10,457)	$(2,792)
Adoption of ASU 2018-02 on tax effects in AOCI	—	11,657		(1,032)	10,625
Other comprehensive income (loss)	(27,969)	1,567		2,046	(24,356)
Amounts reclassified from AOCI to the consolidated statement of operations	—	(4,257)		(86)	(4,343)
Net current period OCI	$(27,969)	$(2,690)		$1,960	$(28,699)
OCI attributable to the non-controlling interests	1,481	—		—	1,481
Net current period OCI attributable to shareholders of APUC	$(26,488)	$(2,690)		$1,960	$(27,218)
Balance, December 31, 2018	$(74,189)	$64,333		$(9,529)	$(19,385)
Adoption of ASU 2017-12 on hedging (note 2(a))	—	186		—	186
Other comprehensive income (loss)	7,795	19,177		(7,999)	18,973
Amounts reclassified from AOCI to the consolidated statement of operations	—	(8,597)	—	1,490	(7,107)
Net current period OCI	$7,795	$10,580		$(6,509)	$11,866
OCI attributable to the non-controlling interests	(2,428)	—		—	(2,428)
Net current period OCI attributable to shareholders of APUC	$5,367	$10,580		$(6,509)	$9,438
Balance, December 31, 2019	$(68,822)	$75,099		$(16,038)	$(9,761)

Amounts reclassified from AOCI for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales while those for pension and post-employment actuarial changes affected pension and post-employment non-service costs.